Schedule of Segment Reporting (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Professional service fee in connection with Business Combination	$ (77,512)		$ (405,502)				$ (803,128)	$ (96,800)
Franchise tax expense (reversal)	(50,000)		6,338
Other general and administrative expenses and tax expenses	(192,744)		(197,969)				(766,582)	(895,068)
Total operating expenses	(320,256)		(597,133)				(1,713,372)	(1,175,824)
Income on cash and investments held in Trust Account	32,099	$ 349,494	342,667	$ 621,793	$ 1,036,806	$ 2,550,909	1,285,520	3,090,407
Franchise tax expense	$ (50,000)	$ (50,000)	$ 6,338	$ (50,000)	$ (93,662)	$ (133,956)	$ (143,662)	$ (183,956)